Consolidated Statement Of Operations - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Income Statement [Abstract]
NET SALES	[1]	$ 21,079		$ 22,365		$ 23,617
COSTS AND EXPENSES
Cost of products sold		15,152		15,468		16,254
Selling and administrative expenses		1,575		1,645		1,793
Depreciation, amortization and cost of timber harvested	[2]	1,227		1,294		1,406
Distribution expenses		1,361		1,406		1,521
Taxes other than payroll and income taxes		164		168		180
Restructuring and other charges		54		252		846
Impairment of goodwill and other intangibles		0		137		100
Net (gains) losses on sales and impairments of businesses		70		174		38
Interest expense, net		520		555		607
EARNINGS (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND EQUITY EARNINGS (LOSSES)		956	[3]	1,266	[4]	872
Income tax provision (benefit)		247		466		123
Equity earnings (loss), net of taxes		198		117		(200)
EARNINGS (LOSS) FROM CONTINUING OPERATIONS		907		917		549
Discontinued operations, net of taxes		(5)	[5]	0		(13)
NET EARNINGS (LOSS)		902		917		536
Less: Net earnings (loss) attributable to noncontrolling interests		(2)		(21)		(19)
NET EARNINGS (LOSS) ATTRIBUTABLE TO INTERNATIONAL PAPER COMPANY		$ 904	[3],[5],[6]	$ 938	[4],[7]	$ 555
BASIC EARNINGS (LOSS) PER SHARE ATTRIBUTABLE TO INTERNATIONAL PAPER COMPANY COMMON SHAREHOLDERS
Earnings (loss) from continuing operations		$ 2.21	[3]	$ 2.25	[4]	$ 1.33
Discontinued operations, net of taxes		(0.01)	[5]	0.00		(0.03)
Net earnings (loss)		2.20	[3],[5],[6]	2.25	[4],[7]	1.30
DILUTED EARNINGS (LOSS) PER SHARE ATTRIBUTABLE TO INTERNATIONAL PAPER COMPANY COMMON SHAREHOLDERS
Earnings (loss) from continuing operations		2.19	[3]	2.23	[4]	1.31
Discontinued operations, net of taxes		(0.01)	[5]	0.00		(0.02)
Net earnings (loss)		$ 2.18	[3],[5],[6]	$ 2.23	[4],[7]	$ 1.29
AMOUNTS ATTRIBUTABLE TO INTERNATIONAL PAPER COMPANY COMMON SHAREHOLDERS
Earnings (loss) from continuing operations		$ 909		$ 938		$ 568
Discontinued operations, net of taxes		(5)	[5]	0		(13)
Net earnings (loss)		$ 904	[3],[5],[6]	$ 938	[4],[7]	$ 555

[1]	Net sales are attributed to countries based on the location of the seller.
[2]	Excludes accelerated depreciation related to the closure and/or repurposing of mills.
[3]	Includes the following pre-tax charges (gains): 2016In millions Q1 Q2 Q3 Q4Riegelwood mill conversion costs $9 $— $— $—India Packaging evaluation write-off — — 17 —Early debt extinguishment costs — — 29 —Write-off of certain regulatory pre-engineering costs — — 8 —Costs associated with the newly acquired pulp business — 5 7 19Asia Box impairment / restructuring 37 28 5 —Gain on sale of investment in Arizona Chemical (8) — — —Turkey mill closure — — — 7Amortization of Weyerhaeuser inventory fair value step-up — — — 19Total $38 $33 $66 $45
[4]	Includes the following pre-tax charges (gains): 2015In millions Q1 Q2 Q3 Q4Riegelwood mill conversion costs, net of proceeds from sale of the Carolina Coated Bristols brand $— $(14) $7 $15Timber monetization restructuring — — 17 (1)Early debt extinguishment costs — 207 — —Refund and state tax credits — (4) — —IP-Sun JV impairment — — 186 (12)Legal reserve adjustment — — — 15Impairment of Orsa goodwill and trade name intangible — — — 137Other items — 1 1 4Total $— $190 $211 $158
[5]	Includes a pre-tax charge of $8 million for a legal settlement associated with the xpedx business.
[6]	Includes the following tax expenses (benefits): 2016 Q1 Q2 Q3 Q4Cash pension contribution $— $23 $— $—U.S. Federal audit (14) — — —Brazil goodwill (57) — — —International legal entity restructuring — (6) — —Luxembourg tax rate change — — — 31Tax impact of other special items (3) (10) (24) (14)Total $(74) $7 $(24) $17
[7]	Includes the following tax expenses (benefits): 2015 Q1 Q2 Q3 Q4Tax expense for cash pension $— $23 $— $—Tax benefit related to IP-Sun JV — — (67) —Other items — 5 — 2Tax impact of other special items — (67) (3) (13)Total $— $(39) $(70) $(11)